Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee of the Board approves equity awards for our named executive officers on or before the date of grant. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false